Cash and Cash Equivalents - Schedule of Time Deposit Maturity Dates and Interest Rates (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Time Deposit Maturity Dates and Interest Rates [Line Items]
Total	$ 832,923	$ 435,545
TL [Member] | Maturity One [Member]
Schedule of Time Deposit Maturity Dates and Interest Rates [Line Items]
Maturity	Jan. 02, 2026	Jan. 24, 2025
Interest rate %	38.50%	49.25%
Total	$ 489,941	$ 172,410
TL [Member] | Maturity Two [Member]
Schedule of Time Deposit Maturity Dates and Interest Rates [Line Items]
Maturity	Jan. 26, 2026	Jan. 01, 2025
Interest rate %	36.50%	30.00%
Total	$ 201,508	$ 4,380
TL [Member] | Maturity Three [Member]
Schedule of Time Deposit Maturity Dates and Interest Rates [Line Items]
Maturity	Jan. 02, 2026	Jan. 01, 2025
Interest rate %	30.00%	40.00%
Total	$ 29,154	$ 39,910
TL [Member] | Maturity Four [Member]
Schedule of Time Deposit Maturity Dates and Interest Rates [Line Items]
Maturity	Jan. 02, 2026	Jan. 01, 2025
Interest rate %	38.00%	40.00%
Total	$ 112,320	$ 218,845